Stock-based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of Stock Option Valuation Assumptions
The fair value of stock option awards in 2020 and 2019 was determined on the grant date using the Black-Scholes valuation model based on the following assumptions:

	2020	2019
Expected term (years) (1)	5.96 – 6.02	5.27 – 6.02
Current stock value	$1.67 – $5.64	$1.28 – $1.67
Expected volatility (2)	49.3% – 51.9%	44.6% – 49.3%
Risk-free interest rate (3)	0.4% – 1.8%	1.6% – 1.9%
Dividend yield (4)	0%	0%
(1)The expected term is the length of time the grant is expected to be outstanding before it is exercised or terminated. This number is calculated as the midpoint between the vesting term and the original contractual term (contractual period to exercise). If the option contains graded vesting, then the vesting term would be based on the vesting pattern.
(2)Volatility, or the standard deviation of annualized returns, was calculated based on comparable companies’ reported volatilities.
(3)Risk free rate was obtained from US treasury notes for the expected terms noted as of the valuation date.
(4)The Company has assumed a dividend yield of zero as it has no plans to declare dividends in the foreseeable future.

Schedule of Stock Option Activity
A summary of the Company’s stock option activity for the three months ended March 31, 2021 was as follows:

	Number of Common Stock Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (In Thousands)
Outstanding as of December 31, 2020	16,188,071	$1.67
Granted	—	—
Exercised	(183,918)	1.71
Forfeited	(227,782)	1.71
Outstanding as of March 31, 2021	15,776,371	1.71	8.83	$356,546

A summary of the Company’s stock option activity for the years ended December 31, 2020 and 2019 was as follows:

	Number of Common Stock Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (In Thousands)
Outstanding as of December 31, 2018	—	$—
Granted	5,002,390	1.67
Forfeited	(14,313)	1.67
Outstanding as of December 31, 2019	4,988,077	1.67
Granted	12,904,692	1.67
Forfeited	(1,704,698)	1.67
Outstanding as of December 31, 2020	16,188,071	$1.67	9.35	$523,401
Vested and exercisable as of December 31, 2020	2,524,151	$1.67	8.87	$81,612
Vested and expected to vest as of December 31, 2020	16,188,071	$1.67	9.35	$523,401

Schedule of Restricted Stock Activity
Restricted stock awards activity for the three months ended March 31, 2021 was as follows:

	Shares	Weighted Average Grant Date Fair Value per Share
Outstanding as of December 31, 2020	1,815,891	$1.15
Granted	—	—
Forfeited	(47,444)	1.10
Vested	(357,808)	0.83
Outstanding as of March 31, 2021	1,410,639	1.13

Employee restricted stock activity for the years ended December 31, 2020 and 2019 was as follows:

	Shares	Weighted Average Grant Date Fair Value per Share
Outstanding as of December 31, 2018	22,849,169	$0.22
Granted	2,055,545	1.29
Forfeited	(1,324,245)	0.53
Vested	(17,333,998)	0.14
Outstanding as of December 31, 2019	6,246,471	0.80
Granted	—	—
Forfeited	(1,667,349)	0.86
Vested	(2,770,458)	0.74
Outstanding as of December 31, 2020	1,808,664	1.15
Non-employee restricted stock activity for the years ended December 31, 2020 and 2019 was as follows:

	Shares	Weighted Average Grant Date Fair Value per Share
Outstanding as of December 31, 2018	234,697	$0.11
Granted	—	—
Forfeited	—	—
Vested	(207,449)	1.29
Outstanding as of December 31, 2019	27,248	1.29
Granted	—	—
Forfeited	(3,123)	—
Vested	(16,898)	1.29
Outstanding as of December 31, 2020	7,227	1.29

Schedule of Restricted Stock Units Activity
A summary of the Company’s restricted stock units activity for the three months ended March 31, 2021 was as follows:

	Shares	Weighted Average Grant Date Fair Value per Share
Outstanding as of December 31, 2020	—	$—
Granted	798,203	28.18
Forfeited	—	—
Vested	—	—
Outstanding as of March 31, 2021	798,203	28.18

Schedule of Stock-based Compensation Expense by Function
Stock-based compensation expense by function was as follows (in thousands):

	Three Months Ended March 31,
	2021	2020
Cost of sales	$83	$72
Research and development	762	435
Sales and marketing	186	82
General and administrative	806	540
Total	$1,837	$1,129

Stock-based compensation expense by function was as follows (in thousands):

	Year Ended December 31,
	2020	2019
Cost of sales	$309	$92
Research and development	2,098	914
Sales and marketing	414	163
General and administrative	5,890	1,533
Total	$8,711	$2,702